Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives
Computer and transmission equipment	3 years
Furniture, fixtures and office equipment	5 years

Schedule of estimated economic life of the intangible assets
Trademark	10 years
Patent	10 years
Copyright	10 years
Software	3 to 10 years
Licenses acquired	3 years to infinite life

Schedule of assets and liabilities measured at fair value on a recurring basis
	As of December 31, 2021
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial assets:
Investment in marketable equity security	¥38,789	-	-	¥38,789

Financial liabilities:
Earn-out liability from BeeLive acquisition	-	-	10,638	10,638
Warrants liabilty			10,324	10,324
Total	¥-	¥-	¥20,962	¥20,962

	As of December 31, 2022
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial assets:
Investment in marketable equity security	¥40,548			¥40,548

Financial liabilities:
Earn-out liability from BeeLive acquisition	¥-	¥-	¥-	¥-
Earn-out liability from Weiliantong acquisition	-	-	4,336	4,336
Warrant liability			166	166
Total	¥-	¥-	¥4,502	¥4,502

Schedule of major assumptions used in the binomial model
	May 7, 2020	December 31, 2020	December 31, 2021
Risk-free interest rate	0.14%	0.10%	0.38%
Share price	$8.92	$8.66	$5.68
Probability	20% - 50%	10%	20%-50%

	August 10, 2020	December 31, 2020	December 31, 2021	December 31, 2022
Risk-free interest rate	0.12 - 0.14%	0.11% - 0.13%	0.38%	4.73%
Share price	$6.2	$8.66	$5.68	$1.97
Probability	20% - 50%	20% - 50%	20% - 50%	20%-50%

	January 1, 2022	December 31, 2022
Risk-free interest rate	0.39-0.73%	4.73%
Share price	$5.13	$1.97
Probability	20% - 50%	20% - 50%

	May 7, 2020	December 31, 2020	December 31, 2021	December 31, 2022
Risk-free interest rate	0.23%	0.18%	0.75%	4.70%
Share price	$8.92	$8.66	$5.68	$1.97
Volatility	37%	38%	53%	68%

Schedule of fair value on a recurring basis using significant unobservable inputs
Balance
Balance at January 1, 2020	¥-
Contingent consideration resulting from SPAC Transaction	266,828
Contingent consideration resulting from BeeLive acquisition	39,755
Fair value change	14,068
Exchange difference	(13,252)
Reclassification to shares to be issued	(200,100)
Balance at December 31, 2020	¥107,299
Fair value change	33,584
Exchange difference	(2,126)
Reclassification to shares to be issued	(128,119)
Balance at December 31, 2021	¥10,638
Contingent consideration resulting from Weiliantong acquisition	19,875
Fair value change	(13,071)
Reclassification to shares to be issued	(13,106)
Balance at December 31, 2022	¥4,336
Less: Contingent consideration – earn-out liability – non-current portion	-
Contingent consideration – earn-out liability –current portion	¥4,336

Balance
Balance at January 1, 2020	¥-
Warrant liabilities resulting from SPAC Transaction	36,121
Fair value change	(3,904)
Exchange difference	(2,659)
Balance as of December 31, 2020	¥29,558
Fair value change	(16,421)
Exercised	(115)
Exchange difference	(2,698)
Balance as of December 31, 2021	¥10,324
Fair value change	(10,776)
Exchange difference	618
Balance as of December 31, 2022	¥166

Schedule of forth types of our revenue
	For the years ended December 31,
	2020	2021	2022	2022
Amounts in thousands of RMB and USD	RMB	RMB	RMB	USD
Live streaming - consumable virtual items revenue	1,187,431	1,617,056	1,886,179	273,470
Live streaming - time based virtual item revenue	29,596	32,905	27,683	4,014
Technical services and others	5,156	19,397	39,395	5,712
Total revenue	1,222,183	1,669,358	1,953,257	283,196

Schedule of sets forth our revenue
	For the years ended December 31,
	2020	2021	2022	2022
Amounts in thousands of RMB and USD	RMB	RMB	RMB	USD
Showself	549,763	595,004	521,155	75,561
Lehai	180,112	242,910	241,851	35,065
Haixiu	321,468	326,661	317,953	46,099
Beelive	165,684	485,386	545,296	79,060
Hongle	-	-	287,607	41,699
Technical services and others	5,156	19,397	39,395	5,712
TOTAL	1,222,183	1,669,358	1,953,257	283,196